Expense Example	Oct. 27, 2026 USD ($)
Leverage Shares 2X Long Anthropic Daily ETF | Leverage Shares 2X Long Anthropic Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Short Anthropic Daily ETF | Leverage Shares 2X Short Anthropic Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	$ 242